Financial instruments (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	$ 5,272	$ 7,381
Not later than one month [member] | Written put options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	500
Not later than one month [member] | Purchased call options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	3,500
Later than one month and not later than three months [member] | Written put options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	1,000
Later than one month and not later than three months [member] | Purchased call options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	700
Later than three months and not later than six months [member] | Written put options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	1,500
Later than three months and not later than six months [member] | Purchased call options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	5,600
Later than six months and not later than one year [member] | Written put options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	0
Later than six months and not later than one year [member] | Purchased call options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	$ 0	$ 0